PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 8 － PLANT AND EQUIPMENT, NET

Plant and equipment consisted of the following:

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD
As cost:
Leasehold improvements	$196,022	$196,022	$25,193
Office equipment	185,927	185,927	23,895
Motor vehicles	290,000	290,000	37,271
Computer equipment	435,946	450,346	57,878
	1,107,895	1,122,295	144,237
Less: accumulated depreciation	(505,345)	(786,764)	(101,115)
Plant and equipment, net	$602,550	$335,531	$43,122

Depreciation expense for the years ended September 30, 2023, 2024 and 2025 were HK$177,715, HK$300,575 and HK$281,419 (US$36,168), respectively.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS